STOCKHOLDERS’ DEFICIT (Details Narrative) - $ / shares	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Preferred stock, Shares authorized	59,504,853	59,504,853	59,504,853
Founder Spac [Member]
Class of Stock [Line Items]
Preferred stock, Shares authorized	1,000,000	1,000,000
Preferred stock, Par value	$ 0.0001	$ 0.0001
Preferred stock, Shares outstanding	0	0
Shares subject to possible redemption		31,625,000
Preferred stock, Shares issued	0	0
Founder Spac [Member] | Common Class A [Member]
Class of Stock [Line Items]
Common stock, Shares authorized	479,000,000	479,000,000
Common stock, Par value	$ 0.0001	$ 0.0001
Common stock, Shares outstanding	0	0
Shares subject to possible redemption	31,625,000	31,625,000
Common stock, Shares issued	0	0
Founder Spac [Member] | Common Class B [Member]
Class of Stock [Line Items]
Common stock, Shares authorized	20,000,000	20,000,000
Common stock, Par value	$ 0.0001	$ 0.0001
Common stock, Shares outstanding	7,906,250	7,906,250
Common stock, Shares issued	7,906,250	7,906,250